SEGMENTS - Summary of Results by Segment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of operating segments [line items]
Net interest income/(expense)	£ 2,215	£ 2,105
Non-interest income/(expense)	172	196
Total operating income/(expense)	2,387	2,301
Operating expenses before credit impairment charges, provisions and charges	(1,269)	(1,294)
Credit impairment charges	(105)	(60)
Provisions for other liabilities and charges	(249)	(143)
Total credit impairment charges, provisions and charges	(354)	(203)
Profit before tax	764	804
Revenue/(expense) from external customers	2,387	2,301
Revenue/(expense) from external customers includes the following fee and commission income:
Current account and debit card fees	281	238
Insurance, protection and investments	34	25
Credit cards	1	45
Non-banking and other fees	46	60
Total fee and commission income	362	368
Fee and commission expense	(221)	(243)
Net fee and commission income	141	125
Customer loans	198,117		£ 197,858
Customer deposits	184,156		183,409
Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Total operating income/(expense)	0	0
Retail & Business Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	1,763	1,689
Non-interest income/(expense)	75	60
Total operating income/(expense)	1,838	1,749
Operating expenses before credit impairment charges, provisions and charges	(983)	(1,001)
Credit impairment charges	(78)	(49)
Provisions for other liabilities and charges	(211)	(98)
Total credit impairment charges, provisions and charges	(289)	(147)
Profit before tax	566	601
Revenue/(expense) from external customers	2,120	1,724
Revenue/(expense) from external customers includes the following fee and commission income:
Current account and debit card fees	257	212
Insurance, protection and investments	23	25
Credit cards	1	45
Non-banking and other fees	1	2
Total fee and commission income	282	284
Fee and commission expense	(205)	(223)
Net fee and commission income	77	61
Customer loans	173,628		173,739
Customer deposits	151,112		151,815
Retail & Business Banking | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Total operating income/(expense)	(282)	25
Consumer Finance
Disclosure of operating segments [line items]
Net interest income/(expense)	61	74
Non-interest income/(expense)	97	83
Total operating income/(expense)	158	157
Operating expenses before credit impairment charges, provisions and charges	(81)	(77)
Credit impairment charges	(10)	(8)
Provisions for other liabilities and charges	(12)	(15)
Total credit impairment charges, provisions and charges	(22)	(23)
Profit before tax	55	57
Revenue/(expense) from external customers	387	360
Revenue/(expense) from external customers includes the following fee and commission income:
Current account and debit card fees	0	0
Insurance, protection and investments	11	0
Credit cards	0	0
Non-banking and other fees	0	14
Total fee and commission income	11	14
Fee and commission expense	0	(4)
Net fee and commission income	11	10
Customer loans	4,787		4,759
Customer deposits	0		0
Consumer Finance | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Total operating income/(expense)	(229)	(203)
Corporate & Commercial Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	351	383
Non-interest income/(expense)	55	67
Total operating income/(expense)	406	450
Operating expenses before credit impairment charges, provisions and charges	(193)	(205)
Credit impairment charges	(17)	(3)
Provisions for other liabilities and charges	(50)	(18)
Total credit impairment charges, provisions and charges	(67)	(21)
Profit before tax	146	224
Revenue/(expense) from external customers	325	264
Revenue/(expense) from external customers includes the following fee and commission income:
Current account and debit card fees	24	26
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	42	37
Total fee and commission income	66	63
Fee and commission expense	(3)	(6)
Net fee and commission income	63	57
Customer loans	18,319		18,029
Customer deposits	22,663		22,137
Corporate & Commercial Banking | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Total operating income/(expense)	81	186
Corporate Centre
Disclosure of operating segments [line items]
Net interest income/(expense)	40	(41)
Non-interest income/(expense)	(55)	(14)
Total operating income/(expense)	(15)	(55)
Operating expenses before credit impairment charges, provisions and charges	(12)	(11)
Credit impairment charges	0	0
Provisions for other liabilities and charges	24	(12)
Total credit impairment charges, provisions and charges	24	(12)
Profit before tax	(3)	(78)
Revenue/(expense) from external customers	(445)	(47)
Revenue/(expense) from external customers includes the following fee and commission income:
Current account and debit card fees	0	0
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	3	7
Total fee and commission income	3	7
Fee and commission expense	(13)	(10)
Net fee and commission income	(10)	(3)
Customer loans	1,383		1,331
Customer deposits	10,381		£ 9,457
Corporate Centre | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Total operating income/(expense)	£ 430	£ (8)